Organization and Business Description (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Reclassifications

Reclassifications

Certain reclassifications have been made to prior periods’ consolidated financial statements to conform to the current period presentation. These reclassifications did not result in any change in previously reported net loss, total assets or stockholders’ deficit.

Principles of Consolidation

(a) Principles of Consolidation

The accompanying consolidated financial statements include the results of Holding and its subsidiaries, Spine, Medical and LDR Brazil. All significant intercompany accounts and transactions have been eliminated in consolidation.

Prior to the IPO in October 2013, Holding owned 100% of the outstanding stock and voting rights of Spine and LDR Brazil and 52.95% of the outstanding stock and voting rights of Medical. The remaining 47.05% of the outstanding shares of Medical were subject to the Escrow Agreement discussed in note 10. The shares subject to the Escrow Agreement have been considered as if converted; thus, giving Holding 100% effective ownership of all subsidiaries.

After the IPO, Holding owns 100% of the outstanding stock and voting rights of Spine, Medical and LDR Brazil.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results are likely to differ from those estimates, and such differences may be material to the financial statements.

Foreign Currency Translation and Other Comprehensive Loss

(c) Foreign Currency Translation and Other Comprehensive Loss

The functional currency of the Company’s foreign subsidiaries is as follows: Medical is the euro and LDR Brazil is the real. Both companies translate monetary assets and liabilities denominated in other currencies into U.S. dollars at exchange rates in effect at each balance sheet date. Revenues and expenses are translated at the average of the exchange rates in effect during the period, and nonmonetary items are translated at historical rates. The resulting translation adjustments are included in other comprehensive loss. The accumulated foreign currency translation adjustments are reflected as accumulated other comprehensive loss, a component of stockholders’ equity (deficit). Gains and losses arising from intercompany foreign transactions are included in other income (expense) on the consolidated statements of comprehensive loss. The Company recognized foreign exchange losses in other income (expense) of approximately $764,000, $965,000 and $221,000 for the years ended December 31, 2013, 2012 and 2011, respectively.

Cash and Cash Equivalents		(d) Cash and Cash Equivalents The Company considers all highly liquid investments with a remaining maturity of three months or less at date of purchase to be cash equivalents.
Restricted Cash		(e) Restricted Cash The Company’s restricted cash secures certain obligations under the Line of Credit (note 8).
Accounts Receivable

(f) Accounts Receivable

The Company generally extends credit to certain customers without requiring collateral; others are required to provide a letter of credit. The Company provides for an allowance for doubtful accounts based on management’s evaluations of the collectability of accounts receivable. Trade receivables are written off when the Company has determined amounts are uncollectible. Management has recorded an allowance for doubtful accounts of $1,493,000 and $1,388,000 as of December 31, 2013 and 2012, respectively.

The changes in the allowance for doubtful accounts during the years ended December 31, 2013 and 2012 are as follows (in thousands):

	December 31,
	2013	2012
Balance, beginning of period	$1,388	$1,050
Additions	517	587
Deductions/adjustments	(412)	(249)

Balance, end of period	$1,493	$1,388

Inventory

(e) Inventory

Inventory is carried at the lower of cost or market using the weighted average method, net of an allowance for excess and obsolete inventory. The components of inventory, net of allowance, as of March 31, 2014 and December 31, 2013 are as follows (in thousands):

	March 31, 2014	December 31, 2013
Finished goods	$16,573	$14,452
Work in process	3,594	2,737
Raw materials	614	501

Total	$20,781	$17,690

As of March 31, 2014 and December 31, 2013, inventory held by hospitals and sales agents on behalf of the Company was $5.1 million and $5.8 million, respectively.

The Company reviews the components of its inventory on a periodic basis for excess, obsolete or impaired inventory and records a reserve for items identified. The Company recorded an allowance for excess and obsolete inventory of $3.9 million and $3.5 million as of March 31, 2014 and December 31, 2013, respectively.

(g) Inventory

Inventory is carried at the lower of cost or market using the weighted average method, net of an allowance for excess and obsolete inventory. The components of inventory, net of allowance, as of December 31, 2013 and 2012 are as follows (in thousands):

	December 31,
	2013	2012
Finished goods	$14,452	$13,230
Work in process	2,737	3,205
Raw materials	501	337

Total	$17,690	$16,772

As of December 31, 2013 and 2012, inventory held by hospitals and sales agents on behalf of the Company was $5,796,000 and $4,778,000, respectively.

The Company reviews the components of its inventory on a periodic basis for excess, obsolete or impaired inventory and records a reserve for items identified. The Company recorded an allowance for excess and obsolete inventory of $3,477,000 and $2,792,000 as of December 31, 2013 and 2012, respectively. The changes in the allowance for excess and obsolete inventory during the years ended December 31, 2013 and 2012 are as follows (in thousands):

	December 31,
	2013	2012
Balance, beginning of period	$2,792	$1,975
Additions	641	1,565
Deductions/adjustments	44	(748)

Balance, end of period	$3,477	$2,792

Property and Equipment

(h) Property and Equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Useful lives are as follows: two to three years for computer equipment, five to ten years for furniture and equipment and surgical instruments, and the shorter of their estimated useful life or the term of the related lease for leasehold improvements. Upon retirement or sale, the cost of assets disposed and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is credited or charged to operations. Major renewals and betterments are capitalized. Repairs and maintenance and minor replacements are charged to expense as incurred.

Goodwill and Other Intangible Assets

(i) Goodwill and Other Intangible Assets

Goodwill is not amortized, but is tested annually for impairment or more frequently if impairment indicators exist. Such indicators could include (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator.

In January 2012, the Company adopted new accounting guidance related to annual and interim goodwill impairment tests. The updated accounting guidance allows entities to first assess qualitative factors before performing a quantitative assessment of the fair value of a reporting unit. If it is determined on the basis of qualitative factors that the fair value of the reporting unit is more-likely than-not less than the carrying amount, the existing quantitative impairment test is required. The Company’s evaluation of goodwill completed during the years ended December 31, 2013 and 2012 resulted in no impairment losses.

Definite lived intangible assets consists of patents and software licenses. The Company capitalizes third party legal fees and application costs related to its internally developed patents. Legal costs incurred in the defense of the Company’s patents are expensed as incurred.

Definite lived intangibles are amortized over their estimated useful lives: ten years for patents and three years for software licenses. Patents and software licenses are amortized on a straight-line basis and are stated net of accumulated amortization. The Company recorded no impairment loss during the years ended December 31, 2013 and 2012.

Valuation of Long-Lived Assets

(j) Valuation of Long-Lived Assets

Long-lived assets are monitored and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of any such asset may not be recoverable. The determination of recoverability is based on an estimate of undiscounted cash flows expected to result from the use of an asset and its eventual disposition. The estimate of undiscounted cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. The Company’s estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to its business model or changes in its operating performance. If the sum of the undiscounted cash flows is less than the carrying value of the asset, an impairment charge is recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. The Company did not record an impairment of the Company’s long-lived assets for any of the periods presented.

Revenue Recognition

(k) Revenue Recognition

Revenue is recognized when evidence of an arrangement exists, fees are fixed or determinable, collection of the fees is reasonably assured, and delivery or customer acceptance of the product has occurred and no other significant obligations remain. Further, for direct markets (U.S., France and Germany), the Company recognizes revenue on its products when the spinal implant is used in surgery and a valid purchase order has been received. The Company recognizes revenue on sales to distributors worldwide when no right of return exists for the distributors, and the Company has no further obligation.

Shipping and Handling		(l) Shipping and Handling Shipping and handling costs are included in cost of goods sold, when related to revenue producing activities and were immaterial for the periods presented.
Advertising Costs

(m) Advertising Costs

The Company expenses advertising costs as incurred. The Company incurred approximately $268,000, $141,000 and $115,000 in advertising costs during the years ended December 31, 2013, 2012 and 2011, respectively.

Research and Development		(n) Research and Development The Company expenses research and development costs as incurred.
Fair Value of Financial Instruments

(d) Fair Value of Financial Instruments

The fair value of the Company’s financial instruments reflects the amounts that the Company estimates to receive in connection with the sale of an asset or paid in connection with the transfer of a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value hierarchy that prioritizes the use of inputs used in valuation techniques is as follows:

Level 1—quoted prices in active markets for identical assets and liabilities;

Level 2—observable inputs other than quoted prices in active markets, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; and

Level 3—unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The carrying amounts of the Company’s financial instruments, which primarily include cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximate their fair values due to their short maturities. The carrying amount of the Company’s long-term debt approximates its fair value due to the relatively recent issuances and short maturities. As of March 31, 2014 and December 31, 2013, the fair value of the Company’s borrowings under its revolving credit agreement were categorized as a Level 2 hierarchy and approximated their carrying value based on prevailing market rates for borrowings with similar ratings and maturities.

(o) Fair Value of Financial Instruments

The fair value of the Company’s financial instruments reflects the amounts that the Company estimates to receive in connection with the sale of an asset or paid in connection with the transfer of a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value hierarchy that prioritizes the use of inputs used in valuation techniques is as follows:

Level 1—quoted prices in active markets for identical assets and liabilities;

Level 2—observable inputs other than quoted prices in active markets, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data;

Level 3—unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

The carrying amounts of the Company’s financial instruments, which primarily include cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximate their fair values due to their short maturities. The carrying amount of the Company’s long-term debt approximates its fair value due to the relatively recent issuances and short maturities. The common stock warrant liability, further discussed in footnotes 9(c) and 10(h), is classified as a Level 3 liability under the fair value hierarchy. The common stock warrants were exercised in December 2013. The fair value measurement of the financial liability was as follows as of December 31, 2012 (in thousands):

	Balance at December 31, 2012
	Level 1	Level 2	Level 3	Balance
Warrant liability	$—	$—	$4,167	$4,167

	$—	$—	$4,167	$4,167

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2013 and 2012 (in thousands).

Fair Value Measurements
Balance as of December 31, 2011	$2,524
Warrants issued	—
Total change in fair value	1,643

Balance as of December 31, 2012	4,167
Warrants issued	—
Total change in fair value	5,593
Reclassification from liability to equity	(9,760)

Balance as of December 31, 2013	$—

The valuation of the warrant liability is discussed in note 10.

Stock-Based Compensation

(p) Stock-Based Compensation

The Company recognizes compensation costs for all stock-based payment awards made to employees based upon each award’s estimated grant date fair value. The Company utilizes the Black-Scholes option pricing model, which requires a number of assumptions to determine the fair value of the awards. Compensation cost is recognized on a straight-line basis over the requisite service period of the award, net of an estimated forfeiture rate. Adjustments for forfeitures are made in the period in which they occur.

Net Loss Per Share

(q) Net Loss Per Share

The Company computes basic net loss per common share by dividing net loss attributable to common stockholders by the weighted average common shares outstanding for the period, which includes shares of Medical that are subject to the Escrow Agreement discussed in note 10 prior to the IPO. During periods of income, the Company allocates participating securities a proportional share of income determined by dividing total weighted average participating securities by the sum of the total weighted average common shares and participating securities (the two-class method). The Company’s preferred stock participates in any dividends declared by the Company and are therefore considered to be participating securities. During periods of loss, the Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company. Warrants that are liability classified are excluded from the calculation of basic net loss per share. The Company computes diluted net loss per common share after giving consideration to the dilutive effect of the Company’s convertible preferred stock, stock options and warrants that are outstanding during the period and the conversion of the Company’s convertible debt into shares of common stock, except where such would be anti-dilutive. Because the Company reported losses for the periods presented, all potentially dilutive common shares consisting of preferred stock, stock options, warrants and convertible debt are antidilutive. Refer to note 15 for the Company’s calculation of net loss per share for the periods presented.

Income Taxes

(r) Income Taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws expected to be in effect when the asset or liability is expected to be realized or settled. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that is deemed more likely than not to be realized.

In the ordinary course of business, there are many transactions for which the ultimate tax outcome is uncertain. The Company assesses uncertain tax positions in each of the tax jurisdictions in which it has operations and accounts for the related financial statement implications. Unrecognized tax benefits are reported using the two step approach under which tax effects of a position are recognized only if it is more likely than not to be sustained and the amount of the tax benefit recognized is equal to the largest tax benefit that is greater than fifty percent likely of being realized upon ultimate settlement of the tax position. Determining the appropriate level of unrecognized tax benefits requires the Company to exercise judgment regarding the uncertain application of tax law. The amount of unrecognized tax benefits is adjusted when information becomes available or when an event occurs indicating a change is appropriate. The Company includes interest and penalties related to its uncertain tax positions as part of income tax expense, if any.

Interest Expense		(s) Interest Expense The Company amortizes discounts associated with long-term debt obligations using the effective interest rate method.
Basis of Presentation

(a) Basis of Presentation

We prepared our interim condensed consolidated financial statements in conformity with United States of America generally accepted accounting principles, or GAAP, and the reporting regulations of the Securities and Exchange Commission, or the SEC. They do not include all of the information and footnotes required by GAAP for complete financial statements. The accompanying condensed consolidated financial statements include our accounts and the accounts of our wholly owned subsidiaries. We have eliminated all intercompany balances and transactions.

We have made estimates and judgments affecting the amounts reported in our condensed consolidated financial statements and the accompanying notes. The actual results that we experience may differ materially from our estimates. The accounting estimates that require our most significant, difficult and subjective judgments include:

•	the valuation of inventory;

•	allowance for doubtful accounts and

•	stock-based compensation.

Unaudited Interim Results

(b) Unaudited Interim Results

In management’s opinion, the unaudited financial information for the interim periods presented includes all adjustments necessary for a fair statement of the results of operations, financial position, and cash flows. All adjustments are of a normal recurring nature unless otherwise disclosed. Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim financial statements may not be the same as those for the full year. This interim information should be read in conjunction with the audited consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2013.

Recent Accounting Pronouncements

(c) Recent Accounting Pronouncements

There have been no significant changes in recent accounting pronouncements that were disclosed in our Annual Report on Form 10-K for the fiscal year ended December 31, 2013 that have had a significant impact on our condensed consolidated financial statements or notes thereto.